Financial information of Parent Company (Tables) - Parent Company	12 Months Ended
Jun. 30, 2024
Schedule of Balance Sheets

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2023	2024
	(US$)	(US$)

Asset
Due from related parties	27,968	27,968
Total Asset	27,968	27,968

Shareholders’ Equity:

Shareholders’ Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2023 and 2024, respectively)	6	6
Accumulated deficit	27,962	27,962
Total Shareholders’ Equity:	27,968	27,968

Total Shareholders’ Equity:	27,968	27,968

Schedule of Statements of Operations

Statements of Operations and COMPREHENSIVE LOSS

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Net loss	(113)	(118)	—

Schedule of Statements of Cash Flows

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Cash flows from operating activities	—	—	—
Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of the year	—	—	—
Cash and cash equivalents at end of the year	—	—	—